Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings
Schedule of other borrowings

			2018		2017
				Year End		Year End
		Maturity	Year End	Weighted	Year End	Weighted
(in thousands)	Borrower	Date	Balance	Rate	Balance	Rate
FHLB advances	The Bank	2018	$—	—%	$63,226	1.65%
		2019	28,231	1.63%	28,231	1.63%
		2020	42,236	2.49%	21,236	1.90%
		2021	20,241	2.77%	4,241	1.73%
		2022	4,418	2.14%	4,418	2.14%
		2023	—	—%	—	—%

Other borrowings		2022	27	4.00%	30	4.00%
Total Bank			$95,153		$121,382

Subordinated notes	The Company	2034	$25,774	5.49%	$25,774	4.30%
		2035	23,712	4.62%	23,712	3.43%
Total Company			$49,486		$49,486